LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Principal
CORPORATE BONDS - 78.4%	Amount	Value
Aerospace & Defense - 5.2%
Honeywell International, Inc.:
2.300%, 08/15/2024
Callable 07/15/2024	$3,105,000	$3,289,331
1.350%, 06/01/2025
Callable 05/01/2025	3,000,000	3,042,455
L3Harris Technologies, Inc.
3.850%, 06/15/2023
Callable 05/15/2023	6,245,000	6,665,735
Raytheon Technologies Corp.
3.700%, 12/15/2023
Callable 09/15/2023	1,750,000	1,882,052
		14,879,573
Air Freight & Logistics - 1.1%
United Parcel Service, Inc.
2.450%, 10/01/2022	3,000,000	3,094,186

Banks - 7.6%
Bank of America Corp.:
2.625%, 04/19/2021	1,704,000	1,705,589
3.300%, 01/11/2023	2,000,000	2,101,610
4.450%, 03/03/2026	2,000,000	2,247,915
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	2,000,000	2,140,267
The Bank of New York Mellon Corp.
2.800%, 05/04/2026
Callable 02/04/2026	300,000	320,798
Truist Bank:
2.625%, 01/15/2022
Callable 12/15/2021	3,700,000	3,762,580
3.200%, 04/01/2024
Callable 03/01/2024	2,500,000	2,680,760
3.300%, 05/15/2026
Callable 04/15/2026	4,333,000	4,694,729
Wells Fargo & Co.
4.125%, 08/15/2023	2,000,000	2,162,463
		21,816,711
Biotechnology - 3.6%
AbbVie, Inc.:
2.150%, 11/19/2021	4,500,000	4,550,796
2.900%, 11/06/2022	2,115,000	2,193,933
Amgen, Inc.:
2.250%, 08/19/2023
Callable 06/19/2023	2,350,000	2,433,049
2.600%, 08/19/2026
Callable 05/19/2026	1,000,000	1,051,218
		10,228,996
Chemicals - 1.4%
Air Products and Chemicals, Inc.
1.500%, 10/15/2025
Callable 09/15/2025	2,075,000	2,106,083
Ecolab, Inc.
2.375%, 08/10/2022
Callable 07/10/2022	1,925,000	1,974,924
		4,081,007
Communications Equipment - 1.5%
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	4,000,000	4,266,370

Computers & Peripherals - 2.1%
Apple, Inc.:
2.400%, 05/03/2023	3,250,000	3,396,172
2.500%, 02/09/2025	2,515,000	2,661,749
		6,057,921
Consumer Finance - 3.9%
American Express Co.:
2.500%, 08/01/2022
Callable 07/01/2022	3,000,000	3,081,369
3.400%, 02/27/2023
Callable 01/27/2023	2,500,000	2,631,892
2.500%, 07/30/2024
Callable 06/30/2024	1,063,000	1,122,814
3.000%, 10/30/2024
Callable 09/29/2024	2,000,000	2,147,819
4.200%, 11/06/2025
Callable 10/06/2025	2,000,000	2,263,075
		11,246,969
Containers & Packaging - 3.0%
Ball Corp.:
5.000%, 03/15/2022	3,750,000	3,884,906
5.250%, 07/01/2025	4,252,000	4,812,733
		8,697,639
Diversified Financials - 4.3%
JPMorgan Chase & Co.:
3.375%, 05/01/2023	3,788,000	4,010,019
2.700%, 05/18/2023
Callable 03/18/2023	1,855,000	1,935,696
3.875%, 02/01/2024	1,750,000	1,907,378
3.300%, 04/01/2026
Callable 01/01/2026	3,500,000	3,809,146
3.200%, 06/15/2026
Callable 03/15/2026	636,000	687,710
		12,349,949
Diversified Telecommunication Services - 6.0%
AT&T, Inc.:
3.000%, 06/30/2022
Callable 04/30/2022	2,230,000	2,292,473
3.800%, 02/15/2027
Callable 11/15/2026	2,000,000	2,212,292
4.250%, 03/01/2027
Callable 12/01/2026	4,000,000	4,496,426
4.100%, 02/15/2028
Callable 11/15/2027	2,000,000	2,242,883
Verizon Communications, Inc.:
2.450%, 11/01/2022
Callable 08/01/2022	1,750,000	1,797,717
3.500%, 11/01/2024
Callable 08/01/2024	1,750,000	1,900,284
4.125%, 03/16/2027	2,000,000	2,264,870
		17,206,945
Electrical Equipment & Instruments - 2.7%
Emerson Electric Co.:
2.625%, 12/01/2021
Callable 11/01/2021	950,000	963,314
3.150%, 06/01/2025
Callable 03/01/2025	5,000,000	5,386,605
Rockwell Automation, Inc.
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,526,940
		7,876,859
Electronic Equipment & Instruments - 1.7%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	4,500,000	4,808,190

Health Care Equipment & Supplies - 3.6%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	6,003,983
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026
Callable 06/19/2026	4,000,000	4,283,739
		10,287,722
Health Care Providers & Services - 0.7%
CVS Health Corp.
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,004,097

Household Products - 0.3%
The Procter & Gamble Co.
8.000%, 09/01/2024	775,000	962,087

Internet & Catalog Retail - 1.8%
Amazon.com, Inc.
2.500%, 11/29/2022
Callable 08/29/2022	5,000,000	5,157,623

Media & Entertainment - 2.1%
Alphabet, Inc.:
3.375%, 02/25/2024	4,000,000	4,339,239
1.998%, 08/15/2026
Callable 05/15/2026	1,725,000	1,794,875
		6,134,114
Oil & Gas & Consumable Fuels - 5.4%
Chevron Corp.:
2.411%, 03/03/2022
Callable 01/03/2022	1,450,000	1,473,911
2.355%, 12/05/2022
Callable 09/05/2022	1,000,000	1,029,647
2.954%, 05/16/2026
Callable 02/16/2026	1,870,000	2,005,363
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	2,963,000	3,249,191
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	3,308,991
Kinder Morgan, Inc.
3.150%, 01/15/2023
Callable 12/15/2022	4,350,000	4,541,123
		15,608,226
Personal Products - 0.2%
The Estee Lauder Cos., Inc.
2.000%, 12/01/2024
Callable 11/01/2024	556,000	579,419

Pharmaceuticals - 4.5%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	1,750,000	1,875,140
2.950%, 03/15/2025
Callable 12/15/2024	3,925,000	4,202,475
Bristol-Myers Squibb Co.
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	5,158,260
Zoetis, Inc.
3.250%, 02/01/2023
Callable 11/01/2022	1,664,000	1,734,993
		12,970,868
Real Estate Investment Trusts - 4.1%
American Tower Corp.:
2.250%, 01/15/2022	1,000,000	1,014,061
3.500%, 01/31/2023	3,500,000	3,684,627
5.000%, 02/15/2024	2,500,000	2,789,158
3.375%, 10/15/2026
Callable 07/15/2026	4,030,000	4,355,686
		11,843,532
Road & Rail - 4.8%
Burlington Northern Santa Fe, LLC:
3.000%, 03/15/2023
Callable 12/15/2022	4,695,000	4,899,567
3.000%, 04/01/2025
Callable 01/01/2025	2,250,000	2,422,564
Union Pacific Corp.:
2.950%, 03/01/2022	1,390,000	1,424,262
3.250%, 01/15/2025
Callable 10/15/2024	1,500,000	1,609,061
3.750%, 07/15/2025
Callable 05/15/2025	3,025,000	3,325,952
		13,681,406
Semiconductor Equipment & Products - 0.9%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	2,250,000	2,482,235

Software - 4.1%
Adobe, Inc.
1.900%, 02/01/2025
Callable 01/01/2025	4,280,000	4,425,754
Oracle Corp.:
2.500%, 10/15/2022	3,000,000	3,098,714
2.650%, 07/15/2026
Callable 04/15/2026	2,000,000	2,099,861
3.250%, 11/15/2027
Callable 08/15/2027	2,000,000	2,147,482
		11,771,811
Specialty Retail - 1.8%
The Home Depot, Inc.:
2.625%, 06/01/2022
Callable 05/01/2022	2,125,000	2,178,804
2.700%, 04/01/2023
Callable 01/01/2023	2,750,000	2,862,166
		5,040,970
TOTAL CORPORATE BONDS
(Cost $217,062,972)		225,135,425

U.S. GOVERNMENT ISSUES - 9.0%
U.S. Treasury Inflation Indexed Bonds - 1.5%
0.625%, 01/15/2024	3,923,780	4,254,049

U.S. Treasury Notes - 7.5%
1.500%, 10/31/2021	1,000,000	1,008,300
1.500%, 11/30/2021	4,000,000	4,038,706
2.000%, 12/31/2021	1,175,000	1,191,980
1.125%, 02/28/2022	4,000,000	4,038,493
1.750%, 07/15/2022	2,000,000	2,042,500
1.375%, 02/15/2023	2,000,000	2,045,859
2.000%, 02/15/2023	2,000,000	2,068,867
2.000%, 02/15/2025	2,000,000	2,106,211
2.000%, 08/15/2025	1,000,000	1,053,535
1.625%, 02/15/2026	2,000,000	2,067,930
		21,662,381
TOTAL U.S. GOVERNMENT ISSUES
(Cost $25,247,981)		25,916,430

U.S. GOVERNMENT SPONSORED ENTITIES - 10.1%
Fannie Mae - 0.6%
0.500%, 06/17/2025	1,852,000	1,834,283

Federal Home Loan Bank - 7.6%
0.300%, 01/27/2026 (a)
Callable 07/27/2021	3,000,000	2,974,909
2.375%, 03/13/2026	3,575,000	3,827,506
0.500%, 03/30/2026 (a)
Callable 03/30/2022	3,000,000	2,993,426
0.650%, 01/27/2028 (a)
Callable 07/27/2021	4,000,000	3,909,768
2.820%, 06/27/2029
Callable 06/27/2022	4,000,000	4,110,948
1.000%, 01/27/2031 (a)
Callable 07/27/2021	4,000,000	3,883,705
		21,700,262
Freddie Mac - 1.9%
2.375%, 01/13/2022	2,000,000	2,036,146
0.750%, 05/28/2025
Callable 05/28/2021	3,500,000	3,496,149
		5,532,295
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $29,311,583)		29,066,840

SHORT-TERM INVESTMENTS - 1.8%
Corporate Bonds - 0.8%
AbbVie, Inc.:
2.300%, 05/14/2021
Callable 04/14/2021	2,500,000	2,501,169

Money Market Fund - 1.0%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.03% (b)	2,809,552	2,809,552

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,311,153)		5,310,721

Total Investments - 99.3%		285,429,416
(Cost $276,933,689)
Other Assets in Excess of Liabilities - 0.7%		1,986,554
TOTAL NET ASSETS - 100.0%		$287,415,970

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Fair Value Measurement Summary at March 31, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$225,135,425	$–	$225,135,425
U.S. Government Issues	–	25,916,430	–	25,916,430
U.S. Government Sponsored Entities	–	29,066,840	–	29,066,840
Short-Term Investments	2,809,552	2,501,169	–	5,310,721
Total Investments	$2,809,552	$282,619,864	$–	$285,429,416